Document and Entity Information	12 Months Ended
Jun. 28, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Feb. 28, 2013
Registrant Name	AIM INVESTMENT SECURITIES FUNDS (INVESCO INVESTMENT SECURITIES FUNDS)
Central Index Key	0000842790
Amendment Flag	false
Document Creation Date	Jun. 27, 2013
Document Effective Date	Jun. 28, 2013
Prospectus Date	Jun. 28, 2013